Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LITMAN GREGORY FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
Supplement dated September 13, 2021 to the
Prospectus and Statement of Additional Information (“SAI”)
of the Litman Gregory Funds Trust dated April 30, 2021
Notice to Existing and Prospective Shareholders of the PartnerSelect International Fund:
Polen Capital Management, LLC is added as a sub‑advisor, and Todd Morris and Daniel Fields are added as portfolio managers, to the PartnerSelect International Fund, effective September 30, 2021.
Effective with the completion of the transition of assets to the remaining sub‑advisors, but no later than September 30, 2021, Evermore Global Advisors, LLC and Pictet Asset Management, Ltd. will be removed as sub‑advisors and David E. Marcus, Fabio Paolini and Benjamin (Ben) Beneche will be removed as portfolio managers to the PartnerSelect International Fund. Accordingly, all references to Evermore Global Advisors, LLC and Pictet Asset Management, Ltd. in connection with the PartnerSelect International Fund, and all references to David E. Marcus, Fabio Paolini and Benjamin (Ben) Beneche, will be hereby deleted as of the termination date from the Prospectus and SAI dated April 30, 2021.
In addition, in connection with these changes, effective September 30, 2021, the PartnerSelect International Fund’s primary benchmark will change from the MSCI ACWI ex‑U.S. Index to the MSCI EAFE Index.

PartnerSelect International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
Supplement dated September 13, 2021 to the
Prospectus and Statement of Additional Information (“SAI”)
of the Litman Gregory Funds Trust dated April 30, 2021
Notice to Existing and Prospective Shareholders of the PartnerSelect International Fund:
Polen Capital Management, LLC is added as a sub‑advisor, and Todd Morris and Daniel Fields are added as portfolio managers, to the PartnerSelect International Fund, effective September 30, 2021.
Effective with the completion of the transition of assets to the remaining sub‑advisors, but no later than September 30, 2021, Evermore Global Advisors, LLC and Pictet Asset Management, Ltd. will be removed as sub‑advisors and David E. Marcus, Fabio Paolini and Benjamin (Ben) Beneche will be removed as portfolio managers to the PartnerSelect International Fund. Accordingly, all references to Evermore Global Advisors, LLC and Pictet Asset Management, Ltd. in connection with the PartnerSelect International Fund, and all references to David E. Marcus, Fabio Paolini and Benjamin (Ben) Beneche, will be hereby deleted as of the termination date from the Prospectus and SAI dated April 30, 2021.
In addition, in connection with these changes, effective September 30, 2021, the PartnerSelect International Fund’s primary benchmark will change from the MSCI ACWI ex‑U.S. Index to the MSCI EAFE Index.